Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loans Held-for-Investment

Net loans held-for-investment are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Real estate loans:
Multifamily	$538,251	$458,370
Commercial mortgage	311,256	327,074
One- to- four family residential mortgage	69,781	72,592
Home equity and lines of credit	28,928	29,666
Construction and land	25,497	23,460

Total real estate loans	973,713	911,162

Commercial and industrial loans	13,369	12,710
Insurance premium loans	454	59,096
Other loans	1,616	1,496

Total commercial and industrial, insurance premium, and other loans	15,439	73,302

Deferred loan cost, net	1,685	1,481

Originated loans held-for-investment, net	990,837	985,945
PCI Loans	82,111	88,522

Loans held for investmement, net	1,072,948	1,074,467
Allowance for loan losses	(27,042)	(26,836)

Net loans held-for-investment	$1,045,906	$1,047,631

Loans held-for-investment, net, consists of the following at December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Originated Loans:
Real estate loans:
Multifamily	$458,370	$283,588
Commercial mortgage	327,074	339,321
One- to- four family residential mortgage	72,592	78,032
Home equity and lines of credit	29,666	28,125
Construction and land	23,460	35,054

Total real estate loans	911,162	764,120

Commercial and industrial loans	12,710	17,020
Insurance premium loans	59,096	44,517
Other loans	1,496	1,062

Total commercial and industrial, insurance premium, and other loans	73,302	62,599

Deferred loan cost, net	1,481	872

Originated loans, net	985,945	827,591
PCI loans	88,522	—

Loans held-for-investment, net	1,074,467	827,591
Allowance for loan losses	(26,836)	(21,819)

Net loans held-for-investment	$1,047,631	$805,772

Activity in the Allowance for Loan Losses

Activity in the allowance for loan losses is as follows (in thousands):

	At or for the
	six months ended
	June 30,
	2012	2011
Beginning balance	$26,836	$21,819
Provision for loan losses	1,159	3,117
Charge-offs, net	(953)	(1,416)

Ending balance	$27,042	$23,520

A summary of changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009 follows (in thousands):

	December 31,
	2011	2010	2009
Balance at beginning of year	$21,819	$15,414	$8,778
Provision for loan losses	12,589	10,084	9,038
Recoveries	108	20	—
Charge-offs	(7,680)	(3,699)	(2,402)

Balance at end of year	$26,836	$21,819	$15,414

Allowance for Loan Losses and the Loans Receivable by Portfolio Segment and Based on Impairment Method

The following tables also detail the amount of originated loans held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan portfolio segment, as of June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836
Charge-offs	—	(655)	—	(43)	(3)	(90)	(198)	(3)	—	(992)
Recoveries	—	15	—	—	—	24	—	—	—	39
Provisions	360	539	(330)	(119)	146	227	52	9	275	1,159

Ending Balance	$7,132	$14,019	$637	$1,027	$561	$2,196	$40	$46	$1,384	$27,042

Ending balance: individually evaluated for impairment	$343	$2,709	$12	$—	$132	$1,468	$—	$—	$—	$4,664

Ending balance: collectively evaluated for impairment	$6,789	$11,310	$625	$1,027	$429	$728	$40	$46	$1,384	$22,378

Originated loans, net:
Ending Balance	$539,452	$311,386	$69,858	$25,514	$29,168	$13,389	$454	$1,616	$—	$990,837

Ending balance: individually evaluated for impairment	$2,927	$44,844	$785	$—	$1,954	$5,617	$—	$—	$—	$56,127

Ending balance: collectively evaluated for impairment	$536,525	$266,542	$69,073	$25,514	$27,214	$7,772	$454	$1,616	$—	$934,710

	At December 31, 2011
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$5,137	$12,654	$570	$1,855	$242	$719	$111	$28	$503	$21,819
Charge-offs	(718)	(5,398)	(101)	(693)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	—	55	—	—	—	23	30	—	—	108
Provisions	2,353	6,809	498	27	238	1,931	115	12	606	12,589

Ending Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$338	$1,895	$408	$—	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$6,434	$12,225	$559	$1,189	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending balance	$459,434	$327,141	$72,679	$23,478	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$2,945	$43,448	$2,532	$1,709	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$456,489	$283,693	$70,147	$21,769	$28,313	$10,672	$59,096	$1,496	$—	$931,675

The following table sets forth activity in our allowance for loan losses, by loan type, for the years ended December 31, 2011 and 2010. The following table also details the amount of originated loans receivable held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of allowance for loan losses that is allocated to each loan portfolio segment (in thousands).

	December 31, 2011
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819
Charge-offs	(5,398)	(101)	(693)	(718)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	55	—	—	—	—	23	30	—	—	108
Provisions	6,809	498	27	2,353	238	1,931	115	12	606	12,589

Ending Balance	$14,120	$967	$1,189	$6,772	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$1,895	$408	$—	$338	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$12,225	$559	$1,189	$6,434	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending Balance	$327,141	$72,679	$23,478	$459,434	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$43,448	$2,532	$1,709	$2,945	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$283,693	$70,147	$21,769	$456,489	$28,313	$10,672	$59,096	$1,496	$—	$931,675

	December 31, 2010
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$8,403	$163	$2,409	$1,866	$210	$1,877	$101	$34	$351	$15,414
Charge-offs	(987)	—	(443)	(2,132)	—	(36)	(101)	—	—	(3,699)
Recoveries	—	—	—	—	—	—	20	—	—	20
Provisions	5,238	407	(111)	5,403	32	(1,122)	91	(6)	152	10,084

Ending Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819

Ending balance: individually evaluated for impairment	$2,129	$369	$36	$121	$—	$—	$—	$—	$—	$2,655

Ending balance: collectively evaluated for impairment	$10,525	$201	$1,819	$5,016	$242	$719	$111	$28	$503	$19,164

Originated loans, net:
Ending balance	$339,259	$78,109	$35,077	$284,199	$28,337	$17,032	$44,517	$1,061	$—	$827,591

Ending balance: individually evaluated for impairment	$51,324	$1,750	$4,562	$5,083	$—	$500	$—	$—	$—	$63,219

Ending balance: collectively evaluated for impairment	$287,935	$76,359	$30,515	$279,116	$28,337	$16,532	$44,517	$1,061	$—	$764,372

Investment of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Loan Type and Credit Quality Indicator

The following tables detail the recorded investment of originated loans held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at June 30, 2012, and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,107	$495,344	$32,491	$204,788	$35,291	$28,723	$15,938	$26,790	$9,465	$444	$1,616	$873,997
Special Mention	123	13,456	562	25,090	1,546	389	4,228	676	569	3	—	46,642
Substandard	517	6,905	1,711	46,744	852	3,057	5,348	1,702	3,355	7	—	70,198

Total Loans Receivable, net	$23,747	$515,705	$34,764	$276,622	$37,689	$32,169	$25,514	$29,168	$13,389	$454	$1,616	$990,837

	At December 31, 2011
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,595	$419,433	$30,478	$214,120	$39,808	$27,806	$17,229	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	—	11,989	624	23,271	1,730	—	631	389	1,118	142	—	39,894
Substandard	555	3,862	2,027	56,621	821	2,514	5,618	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$24,150	$435,284	$33,129	$294,012	$42,359	$30,320	$23,478	$29,906	$12,715	$59,096	$1,496	$985,945

The following table details the recorded investment of originated loans receivable held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at December 31, 2011 and 2010 (in thousands).

	At December 31, 2011
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$30,478	$214,120	$39,808	$27,806	$17,229	$23,595	$419,433	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	624	23,271	1,730	—	631	—	11,989	389	1,118	142	—	39,894
Substandard	2,027	56,621	821	2,514	5,618	555	3,862	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$33,129	$294,012	$42,359	$30,320	$23,478	$24,150	$435,284	$29,906	$12,715	$59,096	$1,496	$985,945

	At December 31, 2010
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$24,826	$248,759	$49,928	$22,247	$24,767	$18,880	$256,948	$28,042	$14,110	$44,149	$1,061	$733,717
Special Mention	1,613	12,108	1,206	1,750	1,128	—	5,233	55	776	239	—	24,108
Substandard	1,385	50,568	623	2,355	9,182	504	2,634	240	2,146	129	—	69,766

Total Loans Receivable, net	$27,824	$311,435	$51,757	$26,352	$35,077	$19,384	$264,815	$28,337	$17,032	$44,517	$1,061	$827,591

Estimated Expected Future Cash Flows of Each PCI Loan Pool

At June 30, 2012, expected future cash flows of each PCI loan pool were consistent with those estimated at its purchase date.

	At June 30, 2012
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$4	$4
Substandard	353	—	1,358	1,711	—	1,711

Total	353	—	1,358	1,711	4	1,715
LTV => 35%
Special Mention	—	—	—	—	—	—
Substandard	14,595	464	8,608	23,667	—	23,667

Total	14,595	464	8,608	23,667	—	23,667

Total commercial	14,948	464	9,966	25,378	4	25,382

One-to-four family residential
LTV < 60%
Special Mention	—	20	327	347	37	384
Substandard	50	207	—	257	—	257

Total	50	227	327	604	37	641
LTV => 60%
Substandard	234	692	130	1,056	253	1,309

Total	234	692	130	1,056	253	1,309

Total one-to-four family residential	284	919	457	1,660	290	1,950

Construction and land Substandard	1,861	—	—	1,861	—	1,861

Total construction and land	1,861	—	—	1,861	—	1,861

Multifamily
LTV < 35%
Substandard	517	—	—	517	—	517

Total	517	—	—	517	—	517
LTV => 35%
Substandard	—	—	1,899	1,899	71	1,970

Total	—	—	1,899	1,899	71	1,970

Total multifamily	517	—	1,899	2,416	71	2,487

Home equity and lines of credit Substandard	—	100	1,602	1,702	—	1,702

Total home equity and lines of credit	—	100	1,602	1,702	—	1,702

Commercial and industrial loans Substandard	541	—	724	1,265	—	1,265

Total commercial and industrial loans	541	—	724	1,265	—	1,265

Insurance premium loans—substandard	—	—	7	7	—	7

Total insurance premium loans	—	—	7	7	—	7

Other loans
Pass	—	—	—	—	59	59

Total other loans	—	—	—	—	59	59

Total loans-held-for-investmet	18,151	1,483	14,655	34,289	424	34,713

Loans held-for-sale:
Commercial and industrial loans Substandard	—	—	80	80	—	80

Total commercial and industrial loans	—	—	80	80	—	80

Total loans held-for-sale	—	—	80	80	—	80

Total non-performing loans	$18,151	$1,483	$14,735	$34,369	$424	$34,793

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	—	—	—	—	13	13
Substandard	$404	$—	$1,360	$1,764	$—	$1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans—substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

The following table sets forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due ninety days or more and still accruing), net of deferred fees and costs, at December 31, 2011 and 2010 (in thousands) excluding PCI loans which have been segregated into pools in accordance with ASC Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$13	$13
Substandard	404	—	1,360	1,764	—	1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit — Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans — Substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land
Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans
Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

	At December 31, 2010
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Real estate loans:
Commercial
LTV < 35%
Special Mention	$29	$—	$—	$29	$—	$29

Total	29	—	—	29	—	29
LTV => 35%
Substandard	13,650	15,050	17,659	46,359	—	46,359

Total	13,650	15,050	17,659	46,359	—	46,359

Total commercial	13,679	15,050	17,659	46,388	—	46,388

One-to-four family residential
LTV < 60%
Special Mention	—	179	99	278	86	364
Substandard	135	—	197	332	291	623

Total	135	179	296	610	377	987
LTV => 60%
Substandard	—	591	74	665	731	1,396

Total	—	591	74	665	731	1,396

Total one-to-four family residential	135	770	370	1,275	1,108	2,383

Construction and land
Special Mention	—	—	—	—	404	404
Substandard	2,152	1,860	1,110	5,122	—	5,122

Total construction and land	2,152	1,860	1,110	5,122	404	5,526

Multifamily
LTV < 35%
Substandard	—	504	—	504	—	504

Total	—	504	—	504	—	504
LTV => 35%
Special Mention	1,824	—	—	1,824	—	1,824
Substandard	—	423	2,112	2,535	—	2,535

Total	1,824	423	2,112	4,359	—	4,359

Total multifamily	1,824	927	2,112	4,863	—	4,863

Home equity and lines of credit
Substandard	—	—	181	181	59	240

Total home equity and lines of credit	—	—	181	181	59	240

Commercial and industrial loans
Pass	—	—	—	—	38	38
Special Mention	—	—	100	100	—	100
Substandard	—	267	956	1,223	—	1,223

Total commercial and industrial loans	—	267	1,056	1,323	38	1,361

Insurance premium loans — substandard	—	—	129	129	—	129

Total insurance premium loans	—	—	129	129	—	129

Total non-performing loans	$17,790	$18,874	$22,617	$59,281	$1,609	$60,890

Detail and Delinquency Status of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Performing and Non-Performing Loans

The following tables set forth the detail and delinquency status of originated loans held-for-investment, net of deferred fees and costs, by performing and non-performing loans at June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$32,491	$—	$32,491	$—	$32,491
Special Mention	558	—	558	4	562
Substandard	—	—	—	1,711	1,711

Total	33,049	—	33,049	1,715	34,764
LTV > 35%
Pass	202,767	2,021	204,788	—	204,788
Special Mention	25,090	—	25,090	—	25,090
Substandard	18,600	4,477	23,077	23,667	46,744

Total	246,457	6,498	252,955	23,667	276,622

Total commercial	279,506	6,498	286,004	25,382	311,386

One-to-four family residential
LTV < 60%
Pass	34,807	484	35,291	—	35,291
Special Mention	718	444	1,162	384	1,546
Substandard	125	470	595	257	852

Total	35,650	1,398	37,048	641	37,689
LTV > 60%
Pass	27,016	1,707	28,723	—	28,723
Special Mention	389	—	389	—	389
Substandard	1,748	—	1,748	1,309	3,057

Total	29,153	1,707	30,860	1,309	32,169

Total one-to-four family residential	64,803	3,105	67,908	1,950	69,858

Construction and land
Pass	15,938	—	15,938	—	15,938
Special Mention	4,228	—	4,228	—	4,228
Substandard	3,487	—	3,487	1,861	5,348

Total construction and land	23,653	—	23,653	1,861	25,514

Multifamily
LTV < 35%
Pass	22,964	143	23,107	—	23,107
Special Mention	123	—	123	—	123
Substandard	—	—	—	517	517

Total	23,087	143	23,230	517	23,747
LTV > 35%
Pass	495,344	—	495,344	—	495,344
Special Mention	11,739	1,717	13,456	—	13,456
Substandard	4,595	340	4,935	1,970	6,905

Total	511,678	2,057	513,735	1,970	515,705

Total multifamily	534,765	2,200	536,965	2,487	539,452

Home equity and lines of credit
Pass	26,790	—	26,790	—	26,790
Special Mention	583	93	676	—	676
Substandard	—	—	—	1,702	1,702

Total home equity and lines of credit	27,373	93	27,466	1,702	29,168

Commercial and industrial loans
Pass	9,465	—	9,465	—	9,465
Special Mention	471	98	569	—	569
Substandard	2,090	—	2,090	1,265	3,355

Total commercial and industrial loans	12,026	98	12,124	1,265	13,389

Insurance premium loans
Pass	358	86	444	—	444
Special Mention	—	3	3	—	3
Substandard	—	—	—	7	7

Total insurance premium loans	358	89	447	7	454

Other loans
Pass	1,520	37	1,557	59	1,616

Total other loans	1,520	37	1,557	59	1,616

	$944,004	$12,120	$956,124	$34,713	$990,837

	At December 31, 2011
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

The following table sets forth the detail and delinquency status of originated loans receivable held-for-investment, net of deferred fees and costs, by performing and non-performing loans at December 31, 2011 and 2010 (in thousands).

	December 31, 2011
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

	December 31, 2010
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$24,823	$3	$24,826	$—	$24,826
Special Mention	1,068	516	1,584	29	1,613
Substandard	—	1,385	1,385	—	1,385

Total	25,891	1,904	27,795	29	27,824
LTV > 35%
Pass	242,131	6,628	248,759	—	248,759
Special Mention	11,670	438	12,108	—	12,108
Substandard	4,209	—	4,209	46,359	50,568

Total	258,010	7,066	265,076	46,359	311,435

Total commercial	283,901	8,970	292,871	46,388	339,259

One-to-four family residential
LTV < 60%
Pass	48,930	998	49,928	—	49,928
Special Mention	83	759	842	364	1,206
Substandard	—	—	—	623	623

Total	49,013	1,757	50,770	987	51,757
LTV > 60%
Pass	21,429	818	22,247	—	22,247
Special Mention	1,750	—	1,750	—	1,750
Substandard	959	—	959	1,396	2,355

Total	24,138	818	24,956	1,396	26,352

Total one-to-four family residential	73,151	2,575	75,726	2,383	78,109

Construction and land
Pass	24,767	—	24,767	—	24,767
Special Mention	225	499	724	404	1,128
Substandard	4,060	—	4,060	5,122	9,182

Total construction and land	29,052	499	29,551	5,526	35,077

Multifamily
LTV < 35%
Pass	18,656	224	18,880	—	18,880
Substandard	—	—	—	504	504

Total	18,656	224	18,880	504	19,384
LTV > 35%
Pass	251,129	5,819	256,948	—	256,948
Special Mention	3,258	151	3,409	1,824	5,233
Substandard	99	—	99	2,535	2,634

Total	254,486	5,970	260,456	4,359	264,815

Total multifamily	273,142	6,194	279,336	4,863	284,199

Home equity and lines of credit
Pass	27,780	262	28,042	—	28,042
Special Mention	55	—	55	—	55
Substandard	—	—	—	240	240

Total home equity and lines of credit	27,835	262	28,097	240	28,337

Commercial and industrial loans
Pass	13,626	446	14,072	38	14,110
Special Mention	586	90	676	100	776
Substandard	923	—	923	1,223	2,146

Total commercial and industrial loans	15,135	536	15,671	1,361	17,032

Insurance premium loans
Pass	43,728	421	44,149	—	44,149
Special Mention	—	239	239	—	239
Substandard	—	—	—	129	129

Total insurance premium loans	43,728	660	44,388	129	44,517

Other loans
Pass	959	102	1,061	—	1,061

Total other loans	959	102	1,061	—	1,061

	$746,903	$19,798	$766,701	$60,890	$827,591

Summary of Impaired Loans

The following tables summarize impaired loans as of June 30, 2012 and December 31, 2011 (in thousands):

	At June 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,711	$1,711	$—
LTV => 35%
Pass	884	884	—
Special Mention	2,972	2,980	—
Substandard	26,904	27,630	—
One-to-four family residential
LTV < 60%
Substandard	50	50	—
LTV => 60%
Substandard	257	257	—
Construction and land Substandard	2,164	2,822	—
Multifamily
LTV < 35%
Substandard	517	517	—
LTV => 35%
Substandard	835	1,305	—
Commercial and industrial loans
Special Mention	39	39	—
Substandard	1,557	1,557	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Special Mention	648	675	(71)
Substandard	11,875	12,232	(2,254)
One-to-four family residential
LTV < 60%
Special Mention	527	527	(12)
LTV => 60%
Substandard	1,748	1,748	(384)
Multifamily
LTV => 35%
Substandard	2,410	2,410	(343)
Home equity and lines of credit
Special Mention	364	364	(22)
Substandard	1,591	1,591	(110)
Commercial and industrial loans Substandard	495	495	(1,468)
Total:
Real estate loans
Commercial	44,994	46,112	(2,325)
One-to-four family residential	2,582	2,582	(396)
Construction and land	2,164	2,822	—
Multifamily	3,762	4,232	(343)
Home equity and lines of credit	1,955	1,955	(132)
Commercial and industrial loans	2,091	2,091	(1,468)

	$57,548	$59,794	$(4,664)

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit Substandard	1,593	1,593	(30)
Commercial and industrial loans Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

The following table summarizes impaired loans as of December 31, 2011 and 2010 (in thousands):

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land
Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit
Substandard	1,593	1,593	(30)
Commercial and industrial loans
Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

	At December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$661	$661	$—
LTV => 35%
Special Mention	4,807	4,807	—
Substandard	25,590	26,870	—
Construction and land
Substandard	2,152	2,416	—
Multifamily
LTV < 35%
Substandard	504	504	—
LTV => 35%
Special Mention	3,392	5,242	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Substandard	20,766	21,782	(2,129)
One-to-four family residential
LTV => 60%
Special Mention	1,750	1,750	(369)
Construction and land
Substandard	2,410	3,079	(36)
Multifamily
LTV => 35%
Substandard	1,187	1,632	(121)
Total:
Real estate loans
Commercial	51,824	54,120	(2,129)
One-to-four family residential	1,750	1,750	(369)
Construction and land	4,562	5,495	(36)
Multifamily	5,083	7,378	(121)

	$63,219	$68,743	$(2,655)

Summary of Troubled Debt Restructuring

The following table summarizes loans that were modified in troubled debt restructurings during the six months ended June 30, 2012.

	Six Months Ended June 30, 2012
		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Relationships	Investment	Investment
	(in thousands)
Troubled Debt Restructurings
Commercial real estate loans Substandard	1	$6,360	$6,360
One -to- four Family Substandard	1	257	257
Home equity and lines of credit Special Mention	2	364	364

Total Troubled Debt Restructurings	4	$6,981	$6,981

The following tables summarize loans that were modified in a troubled debt restructuring during the year ended December 31, 2011.

	Year Ended December 31, 2011
	Number of Relationships	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(in thousands)
Troubled Debt Restructurings:
Commercial real estate loans
Special Mention	2	$4,007	$2,819
Substandard	3	13,966	13,966
Construction and land
Substandard	1	164	164
One-to-four Family
Special Mention	3	782	782
Home equity and lines of credit
Substandard	1	102	102
Commercial and industrial loans
Special Mention	1	40	40
Substandard	2	1,701	1,701

Total Troubled Debt Restructurings	13	$20,762	$19,574

Detail and Delinquency Status of Restructured Loans

There have been three loans that were restructured during the last twelve months that have subsequently defaulted. The following table details these loans at December 31, 2011:

	Year ended December 31, 2011
	Number of Relationships	30-89 Days Past Due	90 Days or More Past Due
	(in thousands)
Commercial real estate loans
Substandard — Accrual *	1	$2,425	$—
Substandard — Non-accrual	1	3,412	—
Commercial and industrial loans
Substandard — Non-accrual	1	—	90

Total	3	$5,837	$90

*	Thirty-one days delinquent

Summary of Accretable Yield

The following details the accretable yield for the three and six months ended June 30, 2012:

	For the Three Months Ended June 30, 2012	For the Six Months Ended June 30, 2012
Balance at the beginning of period	$40,873	$42,493
Accretion into interest income	(1,562)	(3,182)

Balance at end of period	$39,311	$39,311